Notes to the Assets of the Balance Sheet - Summary of Depreciation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Depreciation Expense [line items]
Depreciation	€ 2,487	€ 1,976	€ 1,812
Research and development [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	1,663	1,478	1,398
Research and development (Impairment)
Disclosure Of Depreciation Expense [line items]
Depreciation	0	10	0
Selling [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	132	92	87
General and administrative [member]
Disclosure Of Depreciation Expense [line items]
Depreciation	€ 692	€ 396	€ 327